Loss per share (Tables)	12 Months Ended
Dec. 31, 2018
Loss Per Share Tables Abstract
Schedule of consolidated comprehensive loss

	2018	2017	2016
Loss attributed to shareholders	(22,022)	(19,729)	(17,092)
Basic weighted average number of shares (in 000s)	22,714	18,381	18,251
Basic and diluted loss per share	(0.97)	(1.07)	(0.94)